Loans and Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loan_segment loan	Dec. 31, 2017 USD ($) loan
Financing Receivable, Recorded Investment [Line Items]
Net investment in leveraged lease financing | $	$ 0	$ 479,000,000
Number of loans and leases segments | loan_segment	3
Loans and leases pledged as collateral | $	$ 6,500,000,000	1,900,000,000
Allowance for loan and lease losses | $	$ 67,000,000	$ 54,000,000
Loans modified in troubled debt restructurings | loan	0	0
Number of loans on non-accrual status | loan	0	0
Loans more than 90 days past due | loan	0	0